Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
Deferred tax assets:	2025	2024
Net operating loss carryforward - Federal	$1,672,292	$273,017
Timing difference - §174 R&D costs	236,213	472,424
Timing difference - Stock-based compensation	113,173	-
Timing difference - Accrued Consulting	-	68,071
Total deferred tax assets	2,021,678	813,512
Less - Valuation allowance	(2,021,678)	(813,512)
Net deferred tax assets	$-	$-

Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit

Upon adoption of ASU No. 2023-09, for the year ended December 31, 2025, the provision for income taxes differs from the expense that would be obtained by applying the U.S. federal statutory income tax rate as a result of the following:

	2025
	Amount	Percent

U.S. statutory rate[1]	(1,085,190)	21.0%

Changes in valuation allowance	1,105,484	-24.3%
Deferred changes	(150,012)	5.8%
Non-taxable or non-deductible expenses	89,383	-1.7%

Other	40,334	-0.8%

Effective tax rate	-	0.00%

(1)	We apply the federal tax rate of 21% which is the federal statutory rate of the United States. State taxes are primarily driven by North Carolina.

Prior to the adoption of ASU No. 2023-09, for the year ended December 31, 2024, the provision for income taxes differs from the expense that would be obtained by apply the U.S. statutory income tax rate as result of the following:

	2024
	Amount	Percent

U. S. Statutory Rate	(655,737)	21.0%
Statutory state rate, net of federal benefit	(55,270)	1.8%
Non-taxable or non-deductible expenses	(116,159)	3.7%

Change in valuation allowance	827,165	-26.5%

Income tax expense (recovery) reported in the consolidated statement of loss	-	0.00%